Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
At cost:
Electronic equipment	177,862	234,360	33,756
Office equipment	851	1,024	147
Motor vehicles	2,511	3,418	492
Purchased and internally-developed software	16,629	26,480	3,814
Leasehold improvements	29,872	42,364	6,102

	227,725	307,646	44,311
Less: Accumulated depreciation	(124,171)	(173,072)	(24,928)

	103,554	134,574	19,383

Depreciation expense was RMB35,084, RMB51,337 and RMB65,246 (US$9,397) for the years ended December 31, 2014, 2015 and 2016, respectively.